Revenues	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
REVENUES
17	REVENUES

	For the six months ended June 30,
	2025	2026	2026
	RM	RM	Convenience Translation USD
Revenue from services	29,121,218	30,778,630	7,536,762
Revenue from tangible products	18,746,215	16,466,010	4,032,031
Revenue from rental	-	1,299,600	318,233
Revenue from non-related parties	47,867,433	48,544,240	11,887,026

Total revenue	47,867,433	48,544,240	11,887,026

Revenue from services
Performance obligation satisfied over time
Subscription services	13,465,340	13,503,358	3,306,566
Software consultation and development services	6,161,113	5,919,573	1,449,526
Social media management services	3,501,177	5,317,304	1,302,048
Data management & analysis services	5,993,588	6,038,395	1,478,622
	29,121,218	30,778,630	7,536,762

Revenue from tangible products
Performance obligation satisfied at point in time
Food ordering kiosk with screen	10,575,550	8,616,350	2,109,885
Power bank charging station	8,170,665	7,849,660	1,922,146
	18,746,215	16,466,010	4,032,031

Revenue from rental
Performance obligation satisfied at point in time
Coffee Machine Kiosk Rental	-	1,299,600	318,233

Total revenue	47,867,433	48,544,240	11,887,026